Consolidated Statements of Stockholders' Equity (USD $)	Total USD ($)	Unclassified Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)		Retained Deficit [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Total Stocholder's Equity [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Member's Equity [Member] USD ($)	Common Class A [Member] USD ($)	Common Class A [Member] Common Stock [Member] USD ($)	Common Class A [Member] Additional Paid-in Capital [Member] USD ($)	Common Class A [Member] Restricted Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member] USD ($)	LTIP Units [Member] USD ($)	Restricted Stock Units (RSUs) [Member] USD ($)	Restricted Stock Units (RSUs) [Member] Additional Paid-in Capital [Member] USD ($)	Restricted Stock Units (RSUs) [Member] Retained Deficit [Member] USD ($)	Restricted Stock Units (RSUs) [Member] Total Stocholder's Equity [Member] USD ($)
Beginning Balance at Dec. 31, 2012	$ 5,726,000								$ 5,726,000
Beginning Balance, shares at Dec. 31, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		100
Issuance of common stock	100.00	1.00	99.00	[1]
Distributions	(19,650,000)								(19,650,000)
Reorganization		(1.00)	(99.00)
Net income	47,454,000				(165,000)		(165,000)		47,619,000
Dividends declared
Common stock, par value (in dollars per share)		$ 0.01
Ending Balance at Jun. 09, 2013	33,530,000				(165,000)		(165,000)		33,695,000
Ending Balance, shares at Jun. 09, 2013		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares											25,000,000
Issuance of common stock	43,627,000										3,000
Reorganization, shares		100													(24,000,000)
Reorganization				[2]	165,000		189,000	33,506,000	(33,695,000)						24,000
Equity-based compensation	492,000							492,000
Unrealized loss on available-for-sale securities, net of tax	(489,000)					(46,000)	(46,000)	(443,000)
Net income	50,896,000				2,601,000		2,601,000	48,295,000
Distributions to non-controlling interests	(47,180,000)							(47,180,000)
Dividends declared	(1,350,000)		(248,000)		(1,102,000)		(1,350,000)
Common stock, par value (in dollars per share)										$ 0.001				0.001
Ending Balance at Dec. 31, 2013	79,526,000		43,376,000		1,499,000	(46,000)	44,856,000	34,670,000			3,000				24,000
Ending Balance, shares at Dec. 31, 2013											2,500,000				24,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	210,000							210,000
Unrealized loss on available-for-sale securities, net of tax	502,000					47,000	47,000	455,000
Net income	9,757,000				917,000		917,000	8,840,000
Ending Balance at Feb. 10, 2014	89,995,000		43,376,000		2,416,000	1,000	45,820,000	44,175,000			3,000				24,000
Ending Balance, shares at Feb. 10, 2014											2,500,000				24,000,000
Beginning Balance at Feb. 11, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares											23,999,999		1,817,238		(23,999,999)
Issuance of common stock	1,203,000		44,676,000	[3]			44,676,000	(43,473,000)			24,000				(24,000)		2,970,000	8,261,000	(5,291,000)	2,970,000
Equity-based compensation	6,940,000							6,940,000
Unrealized loss on available-for-sale securities, net of tax	(86,000)					(86,000)	(86,000)
Net income	2,899,000				2,875,000		2,875,000	24,000
Dividends declared							(4,770,000)	(24,000)		(4,770,000)		(4,770,000)				(24,000)	(327,000)	(327,000)		(327,000)
Common stock, par value (in dollars per share)										$ 0.001				0.001
Ending Balance at Mar. 31, 2014	$ 98,800,000		$ 91,216,000			$ (85,000)	$ 91,158,000	$ 7,642,000			$ 27,000
Ending Balance, shares at Mar. 31, 2014											28,317,237				1

[1]	Represents the initial 100 shares of $0.01 par value common stock issued to RCAP Holdings for $100.00, but due to rounding, $1.00 of par value and $99.00 of additional paid-in capital do not appear in the consolidated statement of changes in stockholders' equity.
[2]	Represents the reversal of the initial $1.00 aggregate par value common stock and related $99.00 additional paid-in capital.
[3]	Includes deferred tax impact of $1.2 million due to the Exchange Transaction.